INCOME TAXES - Unrecognized Deductible Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Deductible temporary differences (no expiry)	$ 63.1	$ 59.0
Tax losses	342.8	391.4
Deferred tax assets have not been recognized	$ 405.9	$ 450.4